Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2024

Shares		Value
COMMON STOCKS 65.2%
CONSUMER DISCRETIONARY 1.4%
	DISTRIBUTION/WHOLESALE 1.4%
34,800	Pool Corp.	$13,112,640
CONSUMER STAPLES 2.8%
	RETAIL 2.8%
30,000	Costco Wholesale Corp.	26,595,600
FINANCIALS 12.4%
	COMMERCIAL SERVICES 1.8%
33,619	S&P Global, Inc.	17,368,248
	DIVERSIFIED FINANCIALS 3.0%
180,944	Intercontinental Exchange, Inc.	29,066,844
	INSURANCE 6.5%
70,100	American Financial Group, Inc.	9,435,460
57,300	Marsh & McLennan Cos., Inc.	12,783,057
75,100	RLI Corp.	11,638,998
498,384	W.R. Berkley Corp.	28,273,324
		62,130,839
	SOFTWARE 1.1%
18,600	MSCI, Inc.	10,842,498
		119,408,429
HEALTHCARE 6.6%
	HEALTHCARE PRODUCTS 4.0%
26,812	IDEXX Laboratories, Inc.(1)	13,545,959
69,371	Stryker Corp.	25,060,967
		38,606,926
	HEALTHCARE SERVICES 1.4%
22,699	Chemed Corp.	13,641,418
	PHARMACEUTICALS 1.2%
60,000	Zoetis, Inc.	11,722,800
		63,971,144
INDUSTRIALS 16.4%
	AEROSPACE/DEFENSE 5.2%
16,400	HEICO Corp.(2)	4,288,272
32,200	TransDigm Group, Inc.	45,953,586
		50,241,858
	BUILDING MATERIALS 0.6%
9,500	Lennox International, Inc.	5,740,755
	COMMERCIAL SERVICES 4.7%
218,800	Cintas Corp.	45,046,544
	ENGINEERING & CONSTRUCTION 0.5%
39,300	Exponent, Inc.	4,530,504
	ENVIRONMENTAL CONTROL 3.8%
179,627	Republic Services, Inc.	36,076,287
	TRANSPORTATION 1.6%
64,300	Union Pacific Corp.	15,848,664
		157,484,612
INFORMATION TECHNOLOGY 25.6%
	COMPUTERS 4.9%
43,751	Accenture PLC Class A	15,465,104
146,900	CGI, Inc.(1)	16,887,624
21,800	EPAM Systems, Inc.(1)	4,338,854
Shares		Value
COMMON STOCKS 65.2% (continued)
INFORMATION TECHNOLOGY 25.6% (continued)
	COMPUTERS 4.9% (continued)
20,400	Gartner, Inc.(1)	$10,337,904
		47,029,486
	INTERNET 0.5%
22,000	CDW Corp.	4,978,600
	SOFTWARE 17.9%
38,400	Adobe, Inc.(1)	19,882,752
72,700	Cadence Design Systems, Inc.(1)	19,703,881
17,200	Fair Isaac Corp.(1)	33,428,544
24,810	Intuit, Inc.	15,407,010
22,600	Roper Technologies, Inc.	12,575,544
30,525	ServiceNow, Inc.(1)	27,301,255
25,800	Synopsys, Inc.(1)	13,064,862
52,737	Tyler Technologies, Inc.(1)	30,783,641
		172,147,489
	TELECOMMUNICATIONS 2.3%
48,100	Motorola Solutions, Inc.	21,627,203
		245,782,778
TOTAL COMMON STOCKS (Cost $290,448,097)		626,355,203

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
$ 1,725,486	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 7.36%, 3/25/43(3)(4)	1,747,054
1,774,385	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 7.58%, 1/25/43(3)(4)	1,810,225
1,800,953	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 7.56%, 5/25/43(3)(4)	1,845,048
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,317,855)		5,402,327
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.6%
1,240,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,213,654
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,553,799
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	744,794
1,427,818	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A1, 3.34%, 10/25/28	1,405,572
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48(3)(4)	229,775
100,559	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	94,702
See Supplementary Notes to Financial Statements.

0

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.6% (continued)
$ 1,000,000	Morgan Stanley Capital I Trust, Series 2021-L7, Class A4, 2.32%, 10/15/54	$875,863
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,710,613)		6,118,159
CORPORATE BONDS & NOTES 11.4%
BASIC MATERIALS 0.5%
	CHEMICALS 0.1%
1,200,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	1,252,947
	IRON/STEEL 0.1%
1,200,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	1,192,329
	MINING 0.3%
1,265,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(2)	1,263,488
1,200,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	1,063,944
		2,327,432
		4,772,708
COMMUNICATIONS 1.0%
	INTERNET 0.3%
1,350,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(2)	1,273,020
1,250,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(2)	1,292,927
		2,565,947
	MEDIA 0.1%
1,200,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	1,201,870
	TELECOMMUNICATIONS 0.6%
1,240,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	1,045,181
1,200,000	Cisco Systems, Inc., 5.50%, 1/15/40	1,298,270
1,250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	1,102,844
1,275,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	1,199,721
1,200,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	1,001,216
		5,647,232
		9,415,049
CONSUMER, CYCLICAL 0.9%
	AUTO MANUFACTURERS 0.3%
1,250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31(2)	1,283,084
1,200,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34(2)	1,196,285
		2,479,369
	AUTO PARTS & EQUIPMENT 0.1%
1,200,000	BorgWarner, Inc., Senior Unsecured Notes, 5.40%, 8/15/34(2)	1,225,216
	LODGING 0.1%
1,250,000	Marriott International, Inc., 4.90%, 4/15/29(2)	1,275,587
Principal Amount		Value
CORPORATE BONDS & NOTES 11.4% (continued)
CONSUMER, CYCLICAL 0.9% (continued)
	RETAIL 0.4%
$ 1,150,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27(2)	$1,136,657
1,225,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(2)	1,043,509
1,200,000	TJX Cos., Inc., 2.25%, 9/15/26	1,161,436
		3,341,602
		8,321,774
CONSUMER, NON-CYCLICAL 1.7%
	BEVERAGES 0.1%
1,225,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	1,223,004
	BIOTECHNOLOGY 0.3%
1,210,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	1,158,630
1,200,000	Gilead Sciences, Inc., 4.60%, 9/1/35	1,202,997
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30(2)	1,058,464
		3,420,091
	COMMERCIAL SERVICES 0.1%
1,200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	1,168,965
	HEALTHCARE PRODUCTS 0.4%
1,200,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29(2)	1,222,621
1,200,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	1,043,208
1,300,000	Stryker Corp., 3.38%, 11/1/25	1,287,788
		3,553,617
	HEALTHCARE SERVICES 0.3%
1,250,000	Elevance Health, Inc., 4.75%, 2/15/33	1,264,363
1,250,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	1,250,399
		2,514,762
	PHARMACEUTICALS 0.5%
1,310,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	1,282,409
1,200,000	Eli Lilly & Co., Senior Unsecured Notes, 5.00%, 2/9/54	1,220,003
1,200,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	1,097,517
1,250,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	1,293,055
		4,892,984
		16,773,423
ENERGY 1.4%
	OIL & GAS 0.9%
1,250,000	Devon Energy Corp., Senior Unsecured Notes, 5.20%, 9/15/34(2)	1,244,674
1,250,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(2)	1,282,463
1,325,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	1,324,685
1,250,000	Marathon Oil Corp., Senior Unsecured Notes, 4.40%, 7/15/27	1,251,514
See Supplementary Notes to Financial Statements.

September 30, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 11.4% (continued)
ENERGY 1.4% (continued)
	OIL & GAS 0.9% (continued)
$ 1,200,000	Murphy Oil Corp., Senior Unsecured Notes, 6.00%, 10/1/32	$1,183,999
1,200,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	1,205,030
1,200,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	1,240,909
		8,733,274
	PIPELINES 0.5%
1,250,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	1,049,716
1,250,000	Kinder Morgan, Inc., 5.20%, 6/1/33	1,265,387
1,200,000	ONEOK, Inc., Guaranteed Notes, 5.05%, 11/1/34	1,194,531
1,250,000	Targa Resources Corp., 6.50%, 3/30/34	1,381,547
		4,891,181
		13,624,455
FINANCIAL 3.7%
	BANKS 1.8%
1,250,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(2)(4)	1,282,435
1,250,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	1,258,354
1,200,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.24%, 6/28/27	1,232,943
1,250,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(4)	1,259,955
1,200,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	1,220,857
1,200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	1,192,268
1,325,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26(2)	1,324,455
1,200,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	1,036,358
1,250,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	1,390,044
1,200,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(4)	1,221,307
1,200,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(4)	1,221,158
1,200,000	Royal Bank of Canada, 5.00%, 2/1/33	1,241,684
1,250,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	1,290,738
1,300,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(4)	1,201,569
		17,374,125
	DIVERSIFIED FINANCIALS 0.5%
1,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	1,128,123
Principal Amount		Value
CORPORATE BONDS & NOTES 11.4% (continued)
FINANCIAL 3.7% (continued)
	DIVERSIFIED FINANCIALS 0.5% (continued)
$ 1,200,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(2)	$1,199,024
1,250,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	1,239,578
1,200,000	Synchrony Financial, 4.88%, 6/13/25	1,197,504
		4,764,229
	INSURANCE 0.3%
1,325,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	1,281,240
1,200,000	CNA Financial Corp., 3.45%, 8/15/27	1,174,040
		2,455,280
	REITS 1.1%
1,200,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(2)	1,224,691
1,200,000	American Tower Corp., 5.50%, 3/15/28	1,242,756
1,300,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	1,276,107
1,250,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	1,104,378
1,200,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	1,239,335
1,250,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	1,159,256
1,250,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	1,065,645
1,225,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	1,226,241
1,300,000	Weyerhaeuser Co., 4.75%, 5/15/26	1,308,254
		10,846,663
		35,440,297
INDUSTRIAL 0.6%
	AEROSPACE/DEFENSE 0.1%
1,250,000	RTX Corp., 4.50%, 6/1/42	1,162,741
	ELECTRONICS 0.3%
1,200,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31(2)	1,036,984
1,250,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	1,246,806
		2,283,790
	MISCELLANEOUS MANUFACTURERS 0.1%
1,200,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	1,120,309
	TRANSPORTATION 0.1%
1,300,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	981,152
		5,547,992
TECHNOLOGY 1.1%
	COMPUTERS 0.4%
1,250,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34	1,304,382
1,250,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.00%, 10/15/34	1,237,527
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 11.4% (continued)
TECHNOLOGY 1.1% (continued)
	COMPUTERS 0.4% (continued)
$ 1,200,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31	$1,054,525
		3,596,434
	SEMICONDUCTORS 0.5%
1,265,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	958,511
1,225,000	Broadcom, Inc., 4.30%, 11/15/32	1,203,243
1,200,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31(2)	1,246,878
1,250,000	NVIDIA Corp., 3.50%, 4/1/40	1,104,806
		4,513,438
	SOFTWARE 0.2%
1,250,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	1,148,593
1,275,000	Oracle Corp., 6.25%, 11/9/32	1,410,796
		2,559,389
		10,669,261
UTILITIES 0.5%
	ELECTRIC 0.5%
1,275,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	1,260,759
1,200,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34(2)	1,248,918
1,200,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 5.20%, 4/1/29	1,243,895
1,200,000	Southern Co., 5.70%, 3/15/34	1,287,980
		5,041,552
TOTAL CORPORATE BONDS & NOTES (Cost $110,193,596)		109,606,511
LONG-TERM MUNICIPAL SECURITIES 1.0%
	CALIFORNIA 0.3%
1,200,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	1,183,089
1,250,000	State of California, GO, 5.70%, 10/1/32	1,377,732
		2,560,821
	MASSACHUSETTS 0.1%
1,040,000	Town of Andover, GO, 2.17%, 11/1/32	906,384
	MICHIGAN 0.1%
1,200,000	University of Michigan, 5.18%, 4/1/35	1,240,518
	MINNESOTA 0.1%
1,200,000	Minnesota Housing Finance Agency, Series J, (GNMA/FNMA/FHLMC), 5.85%, 7/1/44	1,225,124
	NEW YORK 0.2%
1,250,000	New York City Transitional Finance Authority Building Aid Revenue, (ST AID WITHHLDG), 4.80%, 7/15/26	1,270,571
	OREGON 0.1%
1,100,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	899,178
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 1.0% (continued)
	TEXAS 0.1%
$ 1,250,000	City of Austin Electric Utility Revenue, Series A, 2.84%, 11/15/27	$1,203,577
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $9,364,142)		9,306,173
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.8%
28,830	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	27,412
3,958	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	3,790
917,125	FHLMC Pool #QB2462, 3.00%, 8/1/50	835,729
1,728,646	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,572,365
7,303,036	FHLMC Pool #QF1236, 4.50%, 10/1/52	7,187,983
2,694,910	FHLMC Pool #QG6306, 5.00%, 7/1/53	2,695,071
752,126	FHLMC Pool #RA6817, 2.50%, 2/1/52	654,529
724,380	FHLMC Pool #RB5022, 3.00%, 11/1/39	678,237
631,403	FHLMC Pool #SD7514, 3.50%, 4/1/50	596,730
1,858,308	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,691,849
753,799	FHLMC Pool #SD8196, 3.50%, 2/1/52	704,398
6,520,726	FHLMC Pool #SD8256, 4.00%, 10/1/52	6,265,629
796,770	FHLMC Pool #ZS4647, 3.50%, 1/1/46	751,873
1,263,408	FNMA Pool #AS0516, 3.00%, 9/1/43	1,171,477
198,269	FNMA Pool #AX9528, 3.50%, 2/1/45	187,674
26,196	FNMA Pool #AZ6194, 3.50%, 10/1/45	24,904
1,134,253	FNMA Pool #BM3634, 3.50%, 5/1/47	1,070,353
982,989	FNMA Pool #BP5709, 2.50%, 5/1/50	857,232
739,917	FNMA Pool #CA5540, 3.00%, 4/1/50	676,090
4,775,847	FNMA Pool #CB2403, 2.50%, 12/1/51	4,148,417
7,359,916	FNMA Pool #CB5892, 4.50%, 3/1/53	7,244,042
2,367,731	FNMA Pool #FM2202, 4.00%, 12/1/48	2,303,090
964,457	FNMA Pool #FM3254, 3.50%, 5/1/49	913,108
937,872	FNMA Pool #FM4140, 2.50%, 9/1/50	822,827
953,266	FNMA Pool #FM9509, 3.00%, 11/1/36	918,145
1,091,006	FNMA Pool #FM9760, 3.50%, 11/1/51	1,023,152
1,749,295	FNMA Pool #FM9834, 3.50%, 6/1/49	1,650,831
1,447,981	FNMA Pool #FM9939, 4.00%, 1/1/52	1,392,265
859,730	FNMA Pool #MA4055, 2.50%, 6/1/50	750,546
2,733,969	FNMA Pool #MA4078, 2.50%, 7/1/50	2,386,720
1,140,956	FNMA Pool #MA4222, 3.50%, 12/1/50	1,075,943
1,366,338	FNMA Pool #MA4494, 3.00%, 12/1/51	1,235,307
2,144,093	FNMA Pool #MA4495, 3.50%, 12/1/51	1,998,761
2,224,354	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	2,135,993
10,840	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	10,537
29,892	FNMA REMIC Trust Series 2013-41, Series 2013-41, Class WD, 2.00%, 11/25/42	27,656
7,205,029	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	1,160,931
1,027,888	GNMA II Pool #MA3937, 3.50%, 9/20/46	977,990
691,400	GNMA II Pool #MA7054, 3.50%, 12/20/50	655,203
3,240,669	GNMA II Pool #MA7651, 3.50%, 10/20/51	3,053,394
5,945,531	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	5,239,018
2,882,462	GNMA II Pool #MA8945, 4.00%, 6/20/53	2,786,346
See Supplementary Notes to Financial Statements.

September 30, 2024

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.8% (continued)
$ 3,171,960	GNMA II Pool #MA9527, 5.00%, 3/20/54	$3,176,158
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $78,680,336)		74,739,705
U.S. TREASURY OBLIGATIONS 11.2%
3,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31	3,492,077
5,900,000	U.S. Treasury Bonds, 3.50%, 2/15/39	5,631,504
7,000,000	U.S. Treasury Bonds, 2.75%, 11/15/42	5,740,273
7,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	6,739,688
7,250,000	U.S. Treasury Bonds, 3.00%, 2/15/48	5,896,572
4,100,000	U.S. Treasury Bonds, 2.25%, 8/15/49	2,840,371
1,000,000	U.S. Treasury Bonds, 2.25%, 2/15/52	681,914
4,000,000	U.S. Treasury Bonds, 2.88%, 5/15/52	3,132,656
4,000,000	U.S. Treasury Bonds, 3.63%, 5/15/53	3,640,156
4,000,000	U.S. Treasury Notes, 3.00%, 9/30/25	3,961,688
5,000,000	U.S. Treasury Notes, 4.63%, 2/28/26	5,055,664
2,500,000	U.S. Treasury Notes, 1.63%, 5/15/26	2,417,871
9,075,000	U.S. Treasury Notes, 4.50%, 7/15/26	9,200,490
6,600,300	U.S. Treasury Notes, 2.25%, 8/15/27	6,362,328
2,000,000	U.S. Treasury Notes, 0.63%, 11/30/27	1,824,609
1,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	973,750
3,500,000	U.S. Treasury Notes, 1.63%, 8/15/29	3,201,270
9,100,000	U.S. Treasury Notes, 3.63%, 8/31/29(2)	9,127,016
6,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	5,387,578
1,500,000	U.S. Treasury Notes, 1.13%, 2/15/31	1,289,883
5,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	4,672,266
7,500,000	U.S. Treasury Notes, 3.38%, 5/15/33	7,291,699
3,750,000	U.S. Treasury Notes, 3.88%, 8/15/33	3,780,176
5,150,000	U.S. Treasury Notes, 4.00%, 2/15/34	5,238,516
TOTAL U.S. TREASURY OBLIGATIONS (Cost $106,641,338)		107,580,015

Shares		Value
SHORT-TERM INVESTMENTS 2.9%
	MONEY MARKET FUNDS 2.9%
20,573,340	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(5)	20,573,340
7,060,277	State Street Navigator Securities Lending Government Money Market Portfolio(6)	7,060,277
		27,633,617
TOTAL SHORT-TERM INVESTMENTS (Cost $27,633,617)		27,633,617
TOTAL INVESTMENTS IN SECURITIES 100.7% (Cost $634,989,594)		$966,741,710
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.7)%		(6,814,289)
NET ASSETS(7) 100.0%		$959,927,421

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2024, the market value of the securities on loan was $33,177,835.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2024. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of September 30, 2024.
(6)
Securities with an aggregate market value of
$33,177,835 were out on loan in exchange for
$7,060,277 of cash collateral as of September 30, 2024.
The collateral was invested in a cash collateral
reinvestment vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$634,989,594, aggregate gross unrealized appreciation
was $343,968,716, aggregate gross unrealized
depreciation was $12,216,600 and the net unrealized
appreciation was $331,752,116.

CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG	State Aid Withholding.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$626,355,203	$—	$—	$626,355,203
Collateralized Mortgage Obligations	—	5,402,327	—	5,402,327
Commercial Mortgage-Backed Securities	—	6,118,159	—	6,118,159
Corporate Bonds & Notes*	—	109,606,511	—	109,606,511
Long-Term Municipal Securities*	—	9,306,173	—	9,306,173
Residential Mortgage-Backed Securities	—	74,739,705	—	74,739,705
U.S. Treasury Obligations	—	107,580,015	—	107,580,015
Short-Term Investments	27,633,617	—	—	27,633,617
Total Investments in Securities	$653,988,820	$312,752,890	$—	$966,741,710

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2024, there were no Level 3 investments.